Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Cash and cash equivalents
11	Cash and cash equivalents

	2025	2024
	US $ in millions

Bank balances and cash in hand	301.5	300.4
Bank deposits	278.8	397.5
Money market funds	471.4	616.8
	1,051.7	1,314.7